Income Taxes: (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal									$ 210	$ 1,011	$ 2,613
State									120	110	210
Current income tax expenses									330	1,121	2,823
Deferred
Federal									487	(637)	(210)
State
Deferred income taxes expenses									487	(637)	(210)
Total income tax expense	$ 165	$ 263	$ 300	$ 89	$ 109	$ 909	$ 426	$ (960)	$ 817	$ 484	$ 2,613